Cover	Jan. 27, 2022	Jan. 28, 2021
Document Information [Line Items]
Entity Tax Identification Number	36-0848180
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	BRUNSWICK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01043
Entity Address, State or Province		IL
City Area Code	(847)
Local Phone Number	735-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town		Mettawa
Entity Address, Address Line One		26125 N. Riverwoods Blvd., Suite 500
Entity Address, Postal Zip Code		60045-3420
Amendment Flag	false
Entity Central Index Key	0000014930
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name		NYSE
Title of 12(b) Security		Common stock, par value $0.75 per share
Trading Symbol		BC
Common Stock | CHICAGO STOCK EXCHANGE, INC
Document Information [Line Items]
Security Exchange Name		CHX
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
6.500% Senior Notes due 2048
Document Information [Line Items]
Security Exchange Name		NYSE
Title of 12(b) Security		6.500% Senior Notes due 2048
Trading Symbol		BC-A
6.625% Senior Notes due 2049
Document Information [Line Items]
Security Exchange Name		NYSE
Title of 12(b) Security		6.625% Senior Notes due 2049
Trading Symbol		BC-B
6.375% Senior Notes due 2049
Document Information [Line Items]
Security Exchange Name		NYSE
Title of 12(b) Security		6.375% Senior Notes due 2049
Trading Symbol		BC-C